Other Post-Employment Benefits - Summary of Other Post-Employment Benefit Obligation to Changes in the Discount Rate, Health Care Cost Trend Rate and Mortality Assumptions (Detail) - Pension defined benefit plans [member] - CAD ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Actuarial assumption of discount rates [member]
Statement [Line Items]
One percentage point increase	$ (116.6)	$ (124.0)
One percentage point decrease	138.9	148.7
Actuarial assumption of discount rates [member] | Other Post Employment Benefits [Member]
Statement [Line Items]
One percentage point increase	(20.0)	(23.9)
One percentage point decrease	24.8	30.0
Health care cost trend rates [Member] | Other Post Employment Benefits [Member]
Statement [Line Items]
One percentage point increase	20.2	24.0
One percentage point decrease	(17.6)	(20.5)
Actuarial assumption of mortality rates [member]
Statement [Line Items]
One percentage point increase	34.1	35.9
One percentage point decrease	(34.9)	(33.2)
Actuarial assumption of mortality rates [member] | Other Post Employment Benefits [Member]
Statement [Line Items]
One percentage point increase	7.9	8.6
One percentage point decrease	$ (7.7)	$ (8.4)